Allowance for Loan and Lease Losses ("ALLL") (Schedule of Activity Within Allowance for Loan and Lease Losses) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Loan And Lease Losses [Line Items]
Beginning balance	$ 39,169,000	$ 40,230,000	$ 39,619,000
Non-covered loans and leases charged off	(6,636,000)	(12,988,000)	(16,764,000)
Recoveries of non-covered loans and leases previously charged off	655,000	427,000	1,375,000
Net charge-offs	(12,176,000)	(12,836,000)	(15,389,000)
Total provision	11,745,000	11,775,000	16,000,000
Ending balance	38,738,000	39,169,000	40,230,000
Non-Covered Loans [Member]
Allowance For Loan And Lease Losses [Line Items]
Net charge-offs	(5,981,000)	(12,561,000)	(15,389,000)
Total provision	5,550,000	11,500,000	16,000,000
Covered Loans [Member]
Allowance For Loan And Lease Losses [Line Items]
Net charge-offs	(6,195,000)	(275,000)
Total provision	$ 6,195,000	$ 275,000